Financing	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Debt Disclosure [Abstract]
Financing

6. Financing

Outstanding debt consisted of the following:

	As of March 31, 2014	As of June 30, 2013
Short-term debt
Notes payable—equipment	$14	$76
Current maturities of long-term debt	—	3,250
Long-term debt
Notes payable—equipment	—	—
Term loan	—	—
Previous term loan	—	20,263

	14	23,589
Less current maturities	(14)	(3,326)

Total debt less current maturities	$—	$20,263

Long-Term Debt

New Revolving Line of Credit and Term Loan. On July 16, 2013, the Company entered into a credit agreement with a syndicate of banks led by SunTrust Bank that included a revolving credit facility and term loan (the “Credit Agreement”). The proceeds from the Credit Agreement were used to repay the Company’s previously existing revolving credit facility and term loan with the same bank.

The Credit Agreement is comprised of a $10,000 revolving commitment, none of which was outstanding as of March 31, 2014, and a $65,000 term loan, which was repaid in full with the proceeds of the IPO. The revolving credit facility and term loan, which matures on July 16, 2018, is collateralized by substantially all of the Company’s assets. Borrowings under the Credit Agreement bear interest at the Company’s option of Bank Prime or London Interbank Offered Rate (“LIBOR”) plus the applicable margin, as defined in the Credit Agreement. The Company also has a swingline line of credit from SunTrust Bank in the principal amount of up to $2,000 due on or before July 16, 2018. Any amounts drawn under the swingline line of credit reduce the capacity under the revolving credit facility. As of March 31, 2014, the Company had no outstanding balance under the swingline facility. Under the Credit Agreement, the Company has the ability to issue letters of credit up to $3,000, none of which was outstanding as of March 31, 2014. This letter of credit availability may be reduced by borrowings under the revolving line of credit. The Company’s access to these letters of credit expires July 16, 2018 with the expiration of access to the revolving commitment.

Repayment of Debt

On February 5, 2014, the Company used a portion of the net proceeds from the IPO of Malibu Boats, Inc. to pay down all of the amounts owed under its credit facilities and term loans in an amount equal to $63,410. Refer to Note 2 for further information regarding the IPO.

6. Financing

Outstanding debt consisted of the following:

	As of June 30,
	2012	2013
Short-term debt
Notes payable—equipment	$173	$76
Current maturities of long-term debt	4,987	3,250
Long-term debt
Notes payable—equipment	76	—
Term loan	—	—
Previous term loan	—	20,263
Previous term loan	16,007	—

	21,243	23,589
Less current maturities	(5,160)	(3,326)

Total debt less current maturities	$16,083	$20,263

Short-Term Debt

On March 31, 2011, the Company issued a promissory note to General Electric Capital Corporation in connection with the lease of production equipment for its manufacturing facility. Under the terms of the promissory note, payments of principal and interest are due in monthly installments with a final payment due in May 2014. As of June 30, 2013, the effective interest rate on the note was 7%.

Long-Term Debt

New Revolving Line of Credit and Term Loan. On July 16, 2013, the Company entered into a credit agreement with a syndicate of banks led by SunTrust Bank that included a revolving credit facility and term loan (the “Credit Agreement”). The proceeds from the Credit Agreement were used to repay the Company’s previously existing revolving credit facility and term loan with the same bank.

The Credit Agreement is comprised of a $10,000 revolving commitment and a $65,000 term loan commitment. The revolving credit facility and term loan are collateralized by substantially all of the Company’s assets. Borrowings under the Credit Agreement bear interest at the Company’s option of Bank Prime or London Interbank Offered Rate (“LIBOR”) plus the applicable margin, as defined in the Credit Agreement. The term loan is payable in quarterly principal installments of $813 beginning September 30, 2013, increasing to $1,219 on September 30, 2014, increasing to $1,625 on September 30, 2015, increasing to $2,032 on September 30, 2016 and increasing to $2,438 on September 30, 2017 through March 30, 2018, with all unpaid principal due on July 16, 2018. Both the revolving loan commitment and the term loan commitment mature on July 16, 2018.

The Company has a swingline line of credit from SunTrust Bank in the principal amount of up to $2,000 due on or before July 16, 2018. Any amounts drawn under the swingline line of credit reduce the capacity under the revolving credit facility. As of June 30, 2013, the Company had no outstanding balance under the swingline facility.

In addition, the Company has the ability to issue letters of credit under its new revolving credit and term loan agreement up to $3,000, none of which was outstanding as of June 30,2013. This letter of credit availability may be reduced by borrowings under the revolving line of credit. The Company’s access to these letters of credit expires July 16, 2018 with the expiration of access to the revolving commitment.

Previous Revolving Line of Credit and Term Loan. On July 11, 2012, the Company entered into a revolving credit and term loan agreement with SunTrust Bank comprised of a $5,000 revolving commitment, none of which was outstanding as of June 30, 2013, and a $28,500 term loan commitment, $23,513 of which was outstanding as of June 30, 2013. The revolving credit facility and term loan were collateralized by substantially all of the Company’s assets. The proceeds from this revolving line of credit and term loan agreement were used to repay previously existing term and revolving loans. Borrowings against the revolving line of credit bore interest at the Company’s option of Bank Prime or LIBOR plus the applicable margin, as defined in the agreement. The Company had the ability to issue letters of credit under this agreement up to $3,000. At June 30, 2013, the effective rate on the previous revolving and term loan commitments were 6.5% and 3.94%, respectively.

The aggregate annual maturities on the line of credit and term loan were as follows:

Years Ending June 30,	As of June 30, 2013
2014	$3,326
2015	5,700
2016	5,700
2017	8,863
2018	—

$23,589

Loan Covenants

The Credit Agreement requires the Company to meet certain financial covenants that include a minimum fixed charge coverage ratio and a leverage ratio. The Credit Agreement contains certain customary representations and warranties, and notice requirements for the occurrence of specific events such as pending or threatened labor disputes, litigation or judgments over a certain amount. The Credit Agreement also contains certain restrictive covenants, which, among other things, place limits on the Company’s activities and those of its subsidiaries, the incurrence of additional indebtedness, additional liens on property and limit the future payment of dividends or distributions. The Credit Agreement specifies permitted liens, permitted investments and permitted debt. Affirmative covenants governing the timing of monthly, quarterly and annual financial reporting, are also included in the Credit Agreement. As of June 30, 2013, the Company was in compliance with all covenants contained in the Credit Agreement.